OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Operating Lease Right-of-use Assets And Lease Obligations
SCHEDULE OF OPERATING LEASES OBLIGATIONS

	2023	2022
Right of Use Asset	$	$
Beginning balance at March 31	1,587,492	1,242,700
New leases	—	685,099
Amortization	(271,357)	(255,146)
Ending balance at December 31	1,316,135	1,672,653

	2023	2022
Lease Liability	$	$
Beginning balance at March 31	1,722,095	1,330,338
New leases	—	685,099
Repayment and interest accretion, net	(261,072)	(231,533)
Ending balance at December 31	1,461,023	1,783,904

	December 31, 2023	March 31, 2023
Lease Liability	$	$
Current portion of operating lease liability	409,702	335,608
Noncurrent portion of operating lease liability	1,051,321	1,386,487

	2023	2022
Right of Use Asset	$	$
Beginning balance at March 31	1,242,700	66,120
New leases	685,099	1,308,731
Amortization	(340,307)	(132,151)
Ending balance at March 31	1,587,492	1,242,700

	2023	2022
Lease Liability	$	$
Beginning balance at March 31	1,330,338	58,257
New leases	685,099	1,308,731
Repayment and interest accretion	(293,342)	(36,650)
Ending balance at March 31	1,722,095	1,330,338

Current portion of operating lease liability	335,608	210,320
Noncurrent portion of operating lease liability	1,386,487	1,120,018

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR LEASE OBLIGATION

The following table represents the contractual undiscounted cash flows for lease obligations as of December 31, 2023:

Calendar year	$
2024	552,293
2025	600,288
2026	565,359
Total undiscounted lease liability	1,717,940
Less imputed interest	(256,917)
Total	1,461,023

The following table represents the contractual undiscounted cash flows for lease obligations as at March 31, 2023:

Calendar year	$
2023	394,214
2024	552,293
2025	600,288
2026	565,359
2027 and beyond	-
Total undiscounted lease liability	2,112,154
Less imputed interest	(390,059)
Total	1,722,095